UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report for

Fidelity ® Global Strategies Fund

August 31, 2014

1.852679.106

DYS-QTLY-1014

Consolidated Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 55.9%
	Shares	Value
China Region Funds - 0.3%
iShares MSCI Taiwan Index ETF (d)	56,600	$ 934,466
Diversified Emerging Markets Funds - 4.9%
Fidelity Emerging Markets Fund (e)	271,036	7,136,367
Vanguard Emerging Markets ETF (d)	162,200	7,363,880
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		14,500,247
Europe Stock Funds - 5.3%
Fidelity Europe Fund (e)	341,740	13,174,090
Vanguard European ETF	41,732	2,411,275
TOTAL EUROPE STOCK FUNDS		15,585,365
Foreign Large Blend Funds - 9.9%
iShares MSCI Canada Index ETF (d)	95,038	3,122,949
iShares MSCI EAFE Index ETF (d)	388,976	25,948,589
TOTAL FOREIGN LARGE BLEND FUNDS		29,071,538
Foreign Large Growth Funds - 6.6%
Fidelity International Capital Appreciation Fund (e)	795,583	13,970,435
Fidelity Pacific Basin Fund (e)	178,998	5,298,329
TOTAL FOREIGN LARGE GROWTH FUNDS		19,268,764
Japan Stock Funds - 1.8%
Fidelity Japan Smaller Companies Fund (e)	382,624	5,169,252
Large Blend Funds - 11.2%
iShares Russell 3000 Index ETF (d)	148,300	17,761,891
SPDR S&P 500 ETF Trust (d)	74,900	15,033,179
TOTAL LARGE BLEND FUNDS		32,795,070
Large Growth Funds - 5.1%
Fidelity Capital Appreciation Fund (e)	188,541	7,409,656
Fidelity OTC Portfolio (e)	86,912	7,529,185
TOTAL LARGE GROWTH FUNDS		14,938,841
Large Value Funds - 2.5%
Fidelity Value Discovery Fund (e)	300,020	7,221,483
Equity Funds - continued
	Shares	Value
Mid-Cap Blend Funds - 2.4%
Fidelity Event Driven Opportunities Fund (e)	650,861	$ 7,159,466
Mid-Cap Growth Funds - 2.5%
Fidelity Mid-Cap Stock Fund (e)	182,042	7,185,185
Mid-Cap Value Funds - 2.5%
Fidelity Value Strategies Fund (e)	163,916	7,269,663
Pacific Asia ex-Japan Stock Funds - 0.9%
iShares MSCI Malaysia Index ETF (d)	52,800	847,440
iShares MSCI Philippines ETF	23,100	882,189
iShares MSCI South Korea Index ETF	13,400	889,760
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		2,619,389
TOTAL EQUITY FUNDS (Cost $147,572,303)		163,718,729
Fixed-Income Funds - 41.0%

Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (e)	383,693	6,449,878
High Yield Bond Funds - 2.9%
iShares iBoxx $ High Yield Corporate Bond ETF (d)	89,400	8,425,056
Intermediate-Term Bond Funds - 25.4%
iShares Barclays 3-7 Year Treasury Bond ETF (d)	398,600	48,661,087
iShares Barclays Aggregate Bond ETF	232,500	25,570,350
TOTAL INTERMEDIATE-TERM BOND FUNDS		74,231,437
Sector Funds - Real Estate - 3.6%
Fidelity Real Estate Income Fund (e)	371,439	4,486,984
iShares FTSE NAREIT Mortgage REITs Index Fund (d)	474,100	6,111,149
TOTAL SECTOR FUNDS - REAL ESTATE		10,598,133
World Bond Funds - 6.9%
SPDR Barclays Capital International Treasury Bond ETF (d)	338,200	20,305,528
TOTAL FIXED-INCOME FUNDS (Cost $117,194,758)		120,010,032
Other - 2.1%
	Shares	Value
Exchange - Traded Notes - Energy - 2.1%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24) (Cost $5,973,091)	115,200	$ 6,216,192
Money Market Funds - 18.6%

Money Market Funds - 18.6%
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(e)	187,854	187,854
Fidelity Securities Lending Cash Central Fund, 0.11% (a)(c)	54,479,425	54,479,425
TOTAL MONEY MARKET FUNDS (Cost $54,667,279)		54,667,279
TOTAL INVESTMENT PORTFOLIO - 117.6% (Cost $325,407,431)		344,612,232
NET OTHER ASSETS (LIABILITIES) - (17.6)%		(51,636,857)
NET ASSETS - 100%		$ 292,975,375
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated Fund
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 77,318
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$ 1,609,218	$ 5,400,000	$ -	$ -	$ 7,409,656
Fidelity Emerging Markets Fund	6,800,283	-	-	-	7,136,367
Fidelity Europe Fund	-	13,300,000	-	-	13,174,090
Fidelity Event Driven Opportunities Fund	1,604,461	5,424,089	-	2,825	7,159,466
Fidelity Institutional Money Market Portfolio Institutional Class	187,814	40	-	40	187,854
Fidelity International Capital Appreciation Fund	6,783,107	6,900,000	-	-	13,970,435
Fidelity Japan Smaller Companies Fund	-	5,200,000	-	-	5,169,252
Fidelity Mid-Cap Stock Fund	1,603,133	5,511,080	-	-	7,185,185
Fidelity New Markets Income Fund	9,743,966	93,611	3,477,000	93,618	6,449,878
Fidelity OTC Portfolio	1,604,668	5,400,000	-	-	7,529,185
Fidelity Pacific Basin Fund	-	5,200,000	-	-	5,298,329
Fidelity Real Estate Income Fund	4,404,316	45,220	-	45,220	4,486,984
Fidelity Value Discovery Fund	1,608,326	5,400,000	-	-	7,221,483
Fidelity Value Strategies Fund	1,606,473	5,400,000	-	-	7,269,663
Total	$ 37,555,765	$ 63,274,040	$ 3,477,000	$ 141,703	$ 99,647,827
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 6,136	$ 12,563	$ 10,000	$ 7,443
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $327,204,986. Net unrealized appreciation aggregated $17,414,689, of which $19,338,661 related to appreciated investment securities and $1,923,972 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of August 31, 2014, the Fund held $7,443 in the Subsidiary, representing 0.0% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report for

Fidelity Advisor®
Global Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Global Strategies Fund

1.852739.106

ADYS-QTLY-1014

Consolidated Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 55.9%
	Shares	Value
China Region Funds - 0.3%
iShares MSCI Taiwan Index ETF (d)	56,600	$ 934,466
Diversified Emerging Markets Funds - 4.9%
Fidelity Emerging Markets Fund (e)	271,036	7,136,367
Vanguard Emerging Markets ETF (d)	162,200	7,363,880
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		14,500,247
Europe Stock Funds - 5.3%
Fidelity Europe Fund (e)	341,740	13,174,090
Vanguard European ETF	41,732	2,411,275
TOTAL EUROPE STOCK FUNDS		15,585,365
Foreign Large Blend Funds - 9.9%
iShares MSCI Canada Index ETF (d)	95,038	3,122,949
iShares MSCI EAFE Index ETF (d)	388,976	25,948,589
TOTAL FOREIGN LARGE BLEND FUNDS		29,071,538
Foreign Large Growth Funds - 6.6%
Fidelity International Capital Appreciation Fund (e)	795,583	13,970,435
Fidelity Pacific Basin Fund (e)	178,998	5,298,329
TOTAL FOREIGN LARGE GROWTH FUNDS		19,268,764
Japan Stock Funds - 1.8%
Fidelity Japan Smaller Companies Fund (e)	382,624	5,169,252
Large Blend Funds - 11.2%
iShares Russell 3000 Index ETF (d)	148,300	17,761,891
SPDR S&P 500 ETF Trust (d)	74,900	15,033,179
TOTAL LARGE BLEND FUNDS		32,795,070
Large Growth Funds - 5.1%
Fidelity Capital Appreciation Fund (e)	188,541	7,409,656
Fidelity OTC Portfolio (e)	86,912	7,529,185
TOTAL LARGE GROWTH FUNDS		14,938,841
Large Value Funds - 2.5%
Fidelity Value Discovery Fund (e)	300,020	7,221,483
Equity Funds - continued
	Shares	Value
Mid-Cap Blend Funds - 2.4%
Fidelity Event Driven Opportunities Fund (e)	650,861	$ 7,159,466
Mid-Cap Growth Funds - 2.5%
Fidelity Mid-Cap Stock Fund (e)	182,042	7,185,185
Mid-Cap Value Funds - 2.5%
Fidelity Value Strategies Fund (e)	163,916	7,269,663
Pacific Asia ex-Japan Stock Funds - 0.9%
iShares MSCI Malaysia Index ETF (d)	52,800	847,440
iShares MSCI Philippines ETF	23,100	882,189
iShares MSCI South Korea Index ETF	13,400	889,760
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		2,619,389
TOTAL EQUITY FUNDS (Cost $147,572,303)		163,718,729
Fixed-Income Funds - 41.0%

Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (e)	383,693	6,449,878
High Yield Bond Funds - 2.9%
iShares iBoxx $ High Yield Corporate Bond ETF (d)	89,400	8,425,056
Intermediate-Term Bond Funds - 25.4%
iShares Barclays 3-7 Year Treasury Bond ETF (d)	398,600	48,661,087
iShares Barclays Aggregate Bond ETF	232,500	25,570,350
TOTAL INTERMEDIATE-TERM BOND FUNDS		74,231,437
Sector Funds - Real Estate - 3.6%
Fidelity Real Estate Income Fund (e)	371,439	4,486,984
iShares FTSE NAREIT Mortgage REITs Index Fund (d)	474,100	6,111,149
TOTAL SECTOR FUNDS - REAL ESTATE		10,598,133
World Bond Funds - 6.9%
SPDR Barclays Capital International Treasury Bond ETF (d)	338,200	20,305,528
TOTAL FIXED-INCOME FUNDS (Cost $117,194,758)		120,010,032
Other - 2.1%
	Shares	Value
Exchange - Traded Notes - Energy - 2.1%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24) (Cost $5,973,091)	115,200	$ 6,216,192
Money Market Funds - 18.6%

Money Market Funds - 18.6%
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(e)	187,854	187,854
Fidelity Securities Lending Cash Central Fund, 0.11% (a)(c)	54,479,425	54,479,425
TOTAL MONEY MARKET FUNDS (Cost $54,667,279)		54,667,279
TOTAL INVESTMENT PORTFOLIO - 117.6% (Cost $325,407,431)		344,612,232
NET OTHER ASSETS (LIABILITIES) - (17.6)%		(51,636,857)
NET ASSETS - 100%		$ 292,975,375
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated Fund
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 77,318
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$ 1,609,218	$ 5,400,000	$ -	$ -	$ 7,409,656
Fidelity Emerging Markets Fund	6,800,283	-	-	-	7,136,367
Fidelity Europe Fund	-	13,300,000	-	-	13,174,090
Fidelity Event Driven Opportunities Fund	1,604,461	5,424,089	-	2,825	7,159,466
Fidelity Institutional Money Market Portfolio Institutional Class	187,814	40	-	40	187,854
Fidelity International Capital Appreciation Fund	6,783,107	6,900,000	-	-	13,970,435
Fidelity Japan Smaller Companies Fund	-	5,200,000	-	-	5,169,252
Fidelity Mid-Cap Stock Fund	1,603,133	5,511,080	-	-	7,185,185
Fidelity New Markets Income Fund	9,743,966	93,611	3,477,000	93,618	6,449,878
Fidelity OTC Portfolio	1,604,668	5,400,000	-	-	7,529,185
Fidelity Pacific Basin Fund	-	5,200,000	-	-	5,298,329
Fidelity Real Estate Income Fund	4,404,316	45,220	-	45,220	4,486,984
Fidelity Value Discovery Fund	1,608,326	5,400,000	-	-	7,221,483
Fidelity Value Strategies Fund	1,606,473	5,400,000	-	-	7,269,663
Total	$ 37,555,765	$ 63,274,040	$ 3,477,000	$ 141,703	$ 99,647,827
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 6,136	$ 12,563	$ 10,000	$ 7,443
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $327,204,986. Net unrealized appreciation aggregated $17,414,689, of which $19,338,661 related to appreciated investment securities and $1,923,972 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of August 31, 2014, the Fund held $7,443 in the Subsidiary, representing 0.0% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 30, 2014